25. Post-Employment Benefits (Details 4) - Participants	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Social Security Plan: Unified Plan
DisclosureOfParticipantsAndBeneficiariesLineItems [Line Items]
Number of active participants	37	39
Number of inactive participants	4,435	4,463
Number of dependent people	0	0
Total	4,472	4,502
Social Security Plan: Plan III
DisclosureOfParticipantsAndBeneficiariesLineItems [Line Items]
Number of active participants	8,540	8,663
Number of inactive participants	3,509	3,363
Number of dependent people	0	0
Total	12,049	12,026
Assistance Plan
DisclosureOfParticipantsAndBeneficiariesLineItems [Line Items]
Number of active participants	8,172	8,456
Number of inactive participants	7,703	7,546
Number of dependent people	23,081	23,745
Total	38,956	39,747